Document and Entity Information	0 Months Ended
Oct. 31, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2012
Registrant Name	ALGER CHINA-US GROWTH FUND
Central Index Key	0001219064
Amendment Flag	false
Document Creation Date	Feb. 22, 2013
Document Effective Date	Feb. 28, 2013
Prospectus Date	Mar. 01, 2013
ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class A
Risk/Return:
Trading Symbol	CHUSX
ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND | ALGER CHINA-US GROWTH FUND Class C
Risk/Return:
Trading Symbol	CHUCX